Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of financial income and expense - Financial income and expense [Member]
₪ in Thousands, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪) shares
Financial income:
Interest income on deposits	₪ 2		[1]	₪ 4	₪ 100
Exchange differences, net	1,714	533			₪ 827
Revaluation of IIA Liability	2,127	662
Revaluation of warrants (in Shares) | shares					2,009
Finance income	3,843	1,195		4	₪ 2,936
Financial expenses:
Exchange differences, net				4,373
Lease holding finance expense	479	149		666
Revaluation of warrants	14,467	4,500		11,400
Finance expenses in respect of loans from others	643	200		14,083	9,202
Finance expenses in respect of government grants				169	4,343
Bank commissions and other financial expenses	43	14		156	51
Financial expense	₪ 15,632	$ 4,863		₪ 30,847	₪ 13,596

[1]	Represents less than NIS\USD 1.